Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.61%
Communication services: 7.20%
Diversified telecommunication services: 1.24%
Verizon Communications, Inc.	99,374	$4,299,913
Interactive media & services: 4.63%
Alphabet, Inc. Class A	36,457	6,424,817
Meta Platforms, Inc. Class A	13,044	9,627,646
		16,052,463
Media: 1.33%
Comcast Corp. Class A	128,721	4,594,053
Consumer discretionary: 1.21%
Specialty retail: 1.21%
Home Depot, Inc.	11,407	4,182,263
Consumer staples: 0.63%
Consumer staples distribution & retail: 0.63%
Target Corp.	22,069	2,177,107
Financials: 2.86%
Financial services: 2.86%
Mastercard, Inc. Class A	8,819	4,955,749
Visa, Inc. Class A	13,958	4,955,788
		9,911,537
Health care: 1.96%
Biotechnology: 1.24%
Amgen, Inc.	15,378	4,293,691
Health care providers & services: 0.72%
UnitedHealth Group, Inc.	8,001	2,496,072
Information technology: 1.86%
Communications equipment: 1.86%
Cisco Systems, Inc.	92,616	6,425,698
Real estate: 1.77%
Specialized REITs: 1.77%
American Tower Corp.	27,772	6,138,167
Utilities: 81.12%
Electric utilities: 46.34%
Alliant Energy Corp.	116,573	7,049,169
American Electric Power Co., Inc.	118,196	12,264,017
Constellation Energy Corp.	87,602	28,274,422
Duke Energy Corp.	121,799	14,372,282
Entergy Corp.	156,234	12,986,170
Eversource Energy	57,906	3,683,980
Exelon Corp.	237,838	10,326,926
FirstEnergy Corp.	118,787	4,782,365
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electric utilities(continued)
NextEra Energy, Inc.	561,341	$38,968,292
Southern Co.	237,076	21,770,689
Xcel Energy, Inc.	88,961	6,058,244
		160,536,556
Gas utilities: 3.92%
Atmos Energy Corp.	88,150	13,584,796
Independent power and renewable electricity producers: 5.54%
Vistra Corp.	99,015	19,190,097
Multi-utilities: 22.74%
Ameren Corp.	105,733	10,154,597
CenterPoint Energy, Inc.	253,662	9,319,542
CMS Energy Corp.	167,651	11,614,861
Dominion Energy, Inc.	85,721	4,844,951
DTE Energy Co.	100,452	13,305,872
Public Service Enterprise Group, Inc.	122,719	10,330,486
Sempra	145,290	11,008,623
WEC Energy Group, Inc.	78,811	8,212,106
		78,791,038
Water utilities: 2.58%
American Water Works Co., Inc.	64,245	8,937,122
Total common stocks (Cost $184,233,761)		341,610,573

		Yield
Short-term investments: 0.39%
Investment companies: 0.39%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,345,118	1,345,118
Total short-term investments (Cost $1,345,118)				1,345,118
Total investments in securities (Cost $185,578,879)	99.00%			342,955,691
Other assets and liabilities, net	1.00			3,474,604
Total net assets	100.00%			$346,430,295

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,970,663	$3,893,339	$(11,518,884)	$0	$0	$1,345,118	1,345,118	$55,365
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund | 3

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$24,946,429	$0	$0	$24,946,429
Consumer discretionary	4,182,263	0	0	4,182,263
Consumer staples	2,177,107	0	0	2,177,107
Financials	9,911,537	0	0	9,911,537
Health care	6,789,763	0	0	6,789,763
Information technology	6,425,698	0	0	6,425,698
Real estate	6,138,167	0	0	6,138,167
Utilities	281,039,609	0	0	281,039,609
Short-term investments
Investment companies	1,345,118	0	0	1,345,118
Total assets	$342,955,691	$0	$0	$342,955,691
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4 | Allspring Utility and Telecommunications Fund